SHARE-BASED PAYMENT (Details 1)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares
Number of warrants, outstanding at beginning	74,394	79,200	79,200
Exercise price per share of warrants, outstanding at beginning | $ / shares	$ 2.20	$ 3.115
Warrant expired		(79,200)	(79,200)
Exercise price per share warrnt expired | ¥ / shares
Warrant Issued during the year		74,394	74,394
Exercise price per share, warrant Issued during the year | $ / shares		$ 2.20
Effect of Eight-to-One Share Combination	(65,094)
Number of warrants, outstanding at ending	9,300	74,394	74,394
Exercise price per share of warrants, outstanding at ending | $ / shares	$ 17.60	$ 2.20